Increasing or Decreasing Current Health Care Cost Trend (Detail) - Postretirement Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017
U.S. Plans
1% Increase (Decrease) in healthcare cost trend rate
1% Increase in trend rate, accumulated benefit obligation	$ 185	$ 229
1% Increase in trend rate, postretirement cost	7	9
1% Decrease in trend rate, accumulated benefit obligation	(163)	(201)
1% Decrease in trend rate, postretirement cost	(6)	(8)
Non-U.S. Plans
1% Increase (Decrease) in healthcare cost trend rate
1% Increase in trend rate, accumulated benefit obligation	6,978	6,410
1% Increase in trend rate, postretirement cost	673	547
1% Decrease in trend rate, accumulated benefit obligation	(5,391)	(5,016)
1% Decrease in trend rate, postretirement cost	$ (493)	$ (406)